Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2020
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
	November 30,	November 30,	November 30,
	2020	2019	2018
	$	$	$
Revenue
United States	1,401,517	3,480,516	1,712,731
	1,401,517	3,480,516	1,712,731

Total assets
Canada	3,387,055	3,796,713	11,474,227

Total property and equipment
Canada	1,770,137	2,273,406	2,755,993